Operating Assets and Liabilities - Depreciation of Property and Equipment (Details)	12 Months Ended
Dec. 31, 2025
Equipment, furniture and fixtures | Bottom of range
Depreciation and impairment included in the income statement as follows:
Expected useful lives of assets	3 years
Equipment, furniture and fixtures | Top of range
Depreciation and impairment included in the income statement as follows:
Expected useful lives of assets	5 years
Leasehold improvements
Depreciation and impairment included in the income statement as follows:
Expected useful lives of assets	15 years